Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2021	$ 763.5	$ 2,213.8	$ 103.2	$ (1,553.5)
Statement [LineItems]
Net and comprehensive income	810.1			810.1
Share-based compensation	4.7		4.7
Issued on exercise of equity compensation plans	1.4	8.1	(6.7)
Ending balance at Dec. 31, 2022	1,579.7	2,221.9	101.2	(743.4)
Statement [LineItems]
Net and comprehensive income	108.0			108.0
Share-based compensation	8.0		8.0
Issued on exercise of equity compensation plans	(4.5)	0.6	(5.1)
Repurchase of shares for cancellation	(47.4)	(47.4)
Ending balance at Dec. 31, 2023	$ 1,643.8	$ 2,175.1	$ 104.1	$ (635.4)